Consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net earnings	$ 397	$ 654	$ 1,185	$ 1,588
Adjustments to reconcile net earnings to cash flows from operating activities
Severance, acquisition and other costs	100	40	149	53
Depreciation and amortization	1,232	1,199	2,433	2,350
Post-employment benefit plans cost	21	52	52	103
Net interest expense	346	265	676	523
Impairment of assets	0	106	34	108
Gains on investments	(79)	(16)	(79)	(53)
Net equity losses from investments in associates and joint ventures	(377)	(42)	(377)	(42)
Income taxes	273	232	543	567
Contributions to post-employment benefit plans	(13)	(35)	(28)	(114)
Payments under other post-employment benefit plans	(17)	(15)	(32)	(30)
Severance and other costs paid	(39)	(30)	(64)	(58)
Interest paid	(270)	(196)	(709)	(569)
Income taxes paid (net of refunds)	(200)	(143)	(364)	(259)
Acquisition and other costs paid	(5)	(3)	(5)	(6)
Change in contract assets	33	23	78	55
Change in wireless device financing plan receivables	24	68	65	127
Net change in operating assets and liabilities	185	354	(699)	(114)
Cash flows from operating activities	2,365	2,597	3,612	4,313
Cash flows used in investing activities
Capital expenditures	(1,307)	(1,219)	(2,393)	(2,178)
Business acquisitions	(196)	0	(221)	(139)
Business dispositions	208	2	208	54
Spectrum licences	(145)	0	(156)	0
Other investing activities	(16)	27	15	17
Cash flows used in investing activities	(1,456)	(1,190)	(2,547)	(2,246)
Cash flows used in financing activities
(Decrease) increase in notes payable	(101)	187	(184)	656
Decrease in securitized receivables	(500)	0	0	0
Issue of long-term debt	1,199	0	2,703	945
Repayment of long-term debt	(346)	(245)	(645)	(1,503)
Repurchase of a financial liability	0	0	(149)	0
Issue of common shares	8	7	18	168
Purchase of shares for settlement of share-based payments	(42)	(51)	(135)	(157)
Repurchase of preferred shares	(32)	0	(63)	(115)
Cash dividends paid on common shares	(882)	(839)	(1,721)	(1,634)
Cash dividends paid on preferred shares	(46)	(34)	(101)	(67)
Cash dividends paid by subsidiaries to non-controlling interest	(1)	(14)	(22)	(25)
Other financing activities	(7)	0	(15)	(28)
Cash flows used in financing activities	(750)	(989)	(314)	(1,760)
Net (decrease) increase in cash	(201)	418	351	307
Cash at beginning of period	651	178	99	289
Cash at end of period	450	596	450	596
Net increase in cash equivalents	360	0	400	0
Cash equivalents at beginning of period	90	0	50	0
Cash equivalents at end of period	$ 450	$ 0	$ 450	$ 0